Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of provision income taxes	The provision for income taxes consists of the following:
For the six months ended June 30,
	2025	2026	2026
	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	-	-	-
- Other countries	-	-	-
	-	-	-

Schedule of reconciliation of income before income tax expense

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the six months ended June 30,
	2025	2026	2026
	HK$’000	HK$’000	US$’000
Loss before income tax	(3,826)	(5,003)	(638)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	(631)	(825)	(105)
Effect of different tax rates available to different jurisdictions	(128)	(136)	(17)
Non-deductible expenses and non-taxable income, net	-	-	-
Under provision from prior year	-	-	-
Tax loss impaired	759	961	122
Income tax expense	-	-	-